ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Employees and payroll accruals	$ 13,414	$ 15,690
Accrued expenses	7,855	5,871
Advances from customers	959	377
Taxes payable	6,291	6,753
Warranty provision	1,305	1,531
Derivatives	3,791	425
Sales return provision	567	797
Contingent consideration liability and other	2,534	8
Accrued expenses and other liabilities	55,570	42,782
Accrued expenses and other liabilities [Member]
Operating lease liability short-term	$ 18,854	$ 11,330